Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments

7. Commitments

Operating Leases

The Company entered into a noncancelable operating lease for its facilities on January 20, 2015. The lease expires in March 2020.

On January 31, 2017, the Company entered into an Eleventh Amendment to the Lease with LJ Gateway Office LLC. Concurrent with entering into the Lease Amendment, the Company entered into a Sublease with Abacus Data Systems, Inc. (“Abacus”) providing for the sublease of existing office space . This Lease Amendment also provides the Company with additional office space located at Suite No. 250, 9171 Towne Centre Drive, San Diego California, which the Company occupies as its headquarters.

Upon occurrence of Abacus retaining possession of the original premises in February 2017, Abacus received rent abatement for months one, three, and four as well as a discount of 50% off the base rent for months five through nine. Abacus paid the Company a base rent of $27,768 for the second month’s rent and $30,317 security deposit. The base rent will increase by three percent on each annual anniversary. In February 2017, the Company recorded $353,000 of sublease liability. The Company has recorded the rental income collected or accrued under the sublease as a reduction of rent expense. Rent expense and sublease rental income under the Lease Amendment and Sublease for the three months ended September 30, 2017 were $75,000 and $75,000, respectively, and for the nine months ended September 30, 2017 were $217,000 and $189,000 respectively.

The following table summarizes the minimum lease payments and sublease receipts under the lease agreements:

	Lease Payments	Sublease Receipts
2017	$130,572	$69,420
2018	410,848	342,374
2019	431,507	352,644
2020	109,293	90,143
2021	—	—

Total	$1,082,220	$854,581

8. Commitments

Operating Leases

The Company entered into a non-cancelable operating lease for its facilities on January 20, 2015. The lease expires in March 2020. Rent expense was $429,927, $388,997 and $228,281 for the years ended December 31, 2016, 2015 and 2014, respectively. The payments escalate over the term of the lease; however, the Company recognizes the expense on a straight-line basis over the term of the lease.

The following table summarizes the minimum lease payments under this commitment.

2017	$395,520
2018	410,850
2019	431,508
2020	109,293
2021 and thereafter	—

Total	$1,347,171